Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018231
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class A
Trading Symbol	NEFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$9,572	$10,000	$10,000
01/2016	$9,301	$10,138	$9,839
02/2016	$9,309	$10,210	$9,896
03/2016	$9,776	$10,303	$10,335
04/2016	$10,170	$10,343	$10,740
05/2016	$10,216	$10,345	$10,806
06/2016	$10,338	$10,531	$10,906
07/2016	$10,589	$10,598	$11,201
08/2016	$10,812	$10,586	$11,435
09/2016	$10,884	$10,580	$11,511
10/2016	$10,881	$10,499	$11,556
11/2016	$10,831	$10,250	$11,501
12/2016	$10,979	$10,265	$11,713
01/2017	$11,159	$10,285	$11,883
02/2017	$11,330	$10,354	$12,056
03/2017	$11,351	$10,349	$12,029
04/2017	$11,414	$10,428	$12,168
05/2017	$11,496	$10,509	$12,274
06/2017	$11,532	$10,498	$12,290
07/2017	$11,673	$10,543	$12,427
08/2017	$11,686	$10,638	$12,422
09/2017	$11,773	$10,587	$12,533
10/2017	$11,768	$10,593	$12,586
11/2017	$11,791	$10,580	$12,554
12/2017	$11,803	$10,628	$12,592
01/2018	$11,928	$10,506	$12,667
02/2018	$11,777	$10,406	$12,560
03/2018	$11,740	$10,473	$12,484
04/2018	$11,811	$10,395	$12,565
05/2018	$11,723	$10,469	$12,562
06/2018	$11,740	$10,456	$12,612
07/2018	$11,878	$10,459	$12,750
08/2018	$11,876	$10,526	$12,844
09/2018	$11,939	$10,458	$12,915
10/2018	$11,744	$10,376	$12,709
11/2018	$11,682	$10,438	$12,600
12/2018	$11,396	$10,630	$12,330
01/2019	$11,906	$10,742	$12,887
02/2019	$12,070	$10,736	$13,101
03/2019	$12,179	$10,942	$13,225
04/2019	$12,352	$10,945	$13,413
05/2019	$12,169	$11,139	$13,253
06/2019	$12,480	$11,279	$13,555
07/2019	$12,479	$11,304	$13,632
08/2019	$12,443	$11,597	$13,686
09/2019	$12,454	$11,535	$13,736
10/2019	$12,474	$11,570	$13,774
11/2019	$12,493	$11,564	$13,819
12/2019	$12,757	$11,556	$14,095
01/2020	$12,772	$11,778	$14,099
02/2020	$12,550	$11,990	$13,900
03/2020	$10,943	$11,920	$12,307
04/2020	$11,421	$12,132	$12,862
05/2020	$12,008	$12,188	$13,428
06/2020	$12,212	$12,265	$13,560
07/2020	$12,790	$12,448	$14,196
08/2020	$12,941	$12,348	$14,331
09/2020	$12,780	$12,341	$14,183
10/2020	$12,834	$12,286	$14,255
11/2020	$13,510	$12,406	$14,819
12/2020	$13,798	$12,424	$15,098
01/2021	$13,769	$12,334	$15,148
02/2021	$13,841	$12,156	$15,204
03/2021	$13,860	$12,005	$15,226
04/2021	$14,028	$12,099	$15,392
05/2021	$14,051	$12,139	$15,437
06/2021	$14,231	$12,224	$15,644
07/2021	$14,247	$12,361	$15,704
08/2021	$14,329	$12,337	$15,784
09/2021	$14,281	$12,231	$15,783
10/2021	$14,167	$12,227	$15,756
11/2021	$13,955	$12,263	$15,602
12/2021	$14,194	$12,232	$15,895
01/2022	$13,777	$11,968	$15,460
02/2022	$13,589	$11,835	$15,301
03/2022	$13,447	$11,506	$15,126
04/2022	$12,863	$11,069	$14,588
05/2022	$12,819	$11,141	$14,624
06/2022	$11,833	$10,966	$13,639
07/2022	$12,568	$11,234	$14,444
08/2022	$12,288	$10,917	$14,112
09/2022	$11,764	$10,445	$13,551
10/2022	$12,063	$10,310	$13,903
11/2022	$12,334	$10,689	$14,205
12/2022	$12,255	$10,641	$14,116
01/2023	$12,764	$10,968	$14,654
02/2023	$12,512	$10,684	$14,465
03/2023	$12,503	$10,956	$14,620
04/2023	$12,566	$11,022	$14,766
05/2023	$12,357	$10,902	$14,631
06/2023	$12,612	$10,863	$14,876
07/2023	$12,828	$10,856	$15,081
08/2023	$12,830	$10,786	$15,123
09/2023	$12,680	$10,512	$14,944
10/2023	$12,315	$10,346	$14,770
11/2023	$12,840	$10,815	$15,439
12/2023	$13,422	$11,229	$16,014
01/2024	$13,380	$11,198	$16,014
02/2024	$13,455	$11,040	$16,060
03/2024	$13,539	$11,142	$16,250
04/2024	$13,352	$10,860	$16,098
05/2024	$13,544	$11,044	$16,275
06/2024	$13,620	$11,149	$16,428
07/2024	$13,895	$11,409	$16,748
08/2024	$14,084	$11,573	$17,021
09/2024	$14,475	$11,728	$17,296
10/2024	$14,473	$11,437	$17,203
11/2024	$14,712	$11,558	$17,401
12/2024	$14,640	$11,369	$17,326
01/2025	$14,792	$11,430	$17,563
02/2025	$14,903	$11,681	$17,681
03/2025	$14,745	$11,685	$17,500
04/2025	$14,699	$11,731	$17,497
05/2025	$14,980	$11,647	$17,791
06/2025	$15,267	$11,826	$18,118
07/2025	$15,392	$11,795	$18,200
08/2025	$15,632	$11,936	$18,427
09/2025	$15,788	$12,067	$18,577
10/2025	$15,821	$12,142	$18,607
11/2025	$15,857	$12,217	$18,714
12/2025	$15,940	$12,199	$18,820

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	8.88%	2.93%	5.23%	5.77%
Class A with 4.25% MSCFootnote Reference1	4.25%	2.05%	4.77%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%	-%

Performance Inception Date	Sep. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 78,650,399
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 132,006
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018233
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class C
Trading Symbol	NEHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,712	$10,138	$9,839
02/2016	$9,714	$10,210	$9,896
03/2016	$10,195	$10,303	$10,335
04/2016	$10,599	$10,343	$10,740
05/2016	$10,640	$10,345	$10,806
06/2016	$10,761	$10,531	$10,906
07/2016	$11,013	$10,598	$11,201
08/2016	$11,238	$10,586	$11,435
09/2016	$11,305	$10,580	$11,511
10/2016	$11,295	$10,499	$11,556
11/2016	$11,235	$10,250	$11,501
12/2016	$11,408	$10,265	$11,713
01/2017	$11,560	$10,285	$11,883
02/2017	$11,729	$10,354	$12,056
03/2017	$11,744	$10,349	$12,029
04/2017	$11,802	$10,428	$12,168
05/2017	$11,905	$10,509	$12,274
06/2017	$11,909	$10,498	$12,290
07/2017	$12,047	$10,543	$12,427
08/2017	$12,052	$10,638	$12,422
09/2017	$12,134	$10,587	$12,533
10/2017	$12,121	$10,593	$12,586
11/2017	$12,136	$10,580	$12,554
12/2017	$12,169	$10,628	$12,592
01/2018	$12,261	$10,506	$12,667
02/2018	$12,100	$10,406	$12,560
03/2018	$12,054	$10,473	$12,484
04/2018	$12,118	$10,395	$12,565
05/2018	$12,021	$10,469	$12,562
06/2018	$12,029	$10,456	$12,612
07/2018	$12,162	$10,459	$12,750
08/2018	$12,181	$10,526	$12,844
09/2018	$12,239	$10,458	$12,915
10/2018	$12,031	$10,376	$12,709
11/2018	$11,932	$10,438	$12,600
12/2018	$11,632	$10,630	$12,330
01/2019	$12,144	$10,742	$12,887
02/2019	$12,304	$10,736	$13,101
03/2019	$12,437	$10,942	$13,225
04/2019	$12,604	$10,945	$13,413
05/2019	$12,411	$11,139	$13,253
06/2019	$12,689	$11,279	$13,555
07/2019	$12,709	$11,304	$13,632
08/2019	$12,635	$11,597	$13,686
09/2019	$12,639	$11,535	$13,736
10/2019	$12,650	$11,570	$13,774
11/2019	$12,691	$11,564	$13,819
12/2019	$12,949	$11,556	$14,095
01/2020	$12,957	$11,778	$14,099
02/2020	$12,695	$11,990	$13,900
03/2020	$11,096	$11,920	$12,307
04/2020	$11,571	$12,132	$12,862
05/2020	$12,123	$12,188	$13,428
06/2020	$12,322	$12,265	$13,560
07/2020	$12,926	$12,448	$14,196
08/2020	$13,070	$12,348	$14,331
09/2020	$12,900	$12,341	$14,183
10/2020	$12,916	$12,286	$14,255
11/2020	$13,618	$12,406	$14,819
12/2020	$13,895	$12,424	$15,098
01/2021	$13,858	$12,334	$15,148
02/2021	$13,923	$12,156	$15,204
03/2021	$13,901	$12,005	$15,226
04/2021	$14,094	$12,099	$15,392
05/2021	$14,106	$12,139	$15,437
06/2021	$14,277	$12,224	$15,644
07/2021	$14,284	$12,361	$15,704
08/2021	$14,323	$12,337	$15,784
09/2021	$14,299	$12,231	$15,783
10/2021	$14,176	$12,227	$15,756
11/2021	$13,923	$12,263	$15,602
12/2021	$14,183	$12,232	$15,895
01/2022	$13,760	$11,968	$15,460
02/2022	$13,565	$11,835	$15,301
03/2022	$13,383	$11,506	$15,126
04/2022	$12,828	$11,069	$14,588
05/2022	$12,776	$11,141	$14,624
06/2022	$11,756	$10,966	$13,639
07/2022	$12,510	$11,234	$14,444
08/2022	$12,225	$10,917	$14,112
09/2022	$11,698	$10,445	$13,551
10/2022	$11,953	$10,310	$13,903
11/2022	$12,247	$10,689	$14,205
12/2022	$12,126	$10,641	$14,116
01/2023	$12,656	$10,968	$14,654
02/2023	$12,366	$10,684	$14,465
03/2023	$12,385	$10,956	$14,620
04/2023	$12,403	$11,022	$14,766
05/2023	$12,189	$10,902	$14,631
06/2023	$12,431	$10,863	$14,876
07/2023	$12,671	$10,856	$15,081
08/2023	$12,665	$10,786	$15,123
09/2023	$12,509	$10,512	$14,944
10/2023	$12,144	$10,346	$14,770
11/2023	$12,650	$10,815	$15,439
12/2023	$13,210	$11,229	$16,014
01/2024	$13,170	$11,198	$16,014
02/2024	$13,244	$11,040	$16,060
03/2024	$13,326	$11,142	$16,250
04/2024	$13,142	$10,860	$16,098
05/2024	$13,330	$11,044	$16,275
06/2024	$13,406	$11,149	$16,428
07/2024	$13,676	$11,409	$16,748
08/2024	$13,863	$11,573	$17,021
09/2024	$14,247	$11,728	$17,296
10/2024	$14,245	$11,437	$17,203
11/2024	$14,481	$11,558	$17,401
12/2024	$14,410	$11,369	$17,326
01/2025	$14,559	$11,430	$17,563
02/2025	$14,669	$11,681	$17,681
03/2025	$14,513	$11,685	$17,500
04/2025	$14,468	$11,731	$17,497
05/2025	$14,744	$11,647	$17,791
06/2025	$15,027	$11,826	$18,118
07/2025	$15,150	$11,795	$18,200
08/2025	$15,386	$11,936	$18,427
09/2025	$15,539	$12,067	$18,577
10/2025	$15,572	$12,142	$18,607
11/2025	$15,607	$12,217	$18,714
12/2025	$15,689	$12,199	$18,820

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	7.99%	2.12%	4.61%	3.79%
Class C with 1.00% CDSCFootnote Reference1	6.99%	2.12%	4.61%	3.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%	-%

Performance Inception Date	Sep. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 78,650,399
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 132,006
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000175112
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class N
Trading Symbol	LSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
11/2016	$10,000	$10,000	$10,000
11/2016	$10,000	$10,000	$10,000
12/2016	$10,164	$10,014	$10,185
01/2017	$10,309	$10,034	$10,332
02/2017	$10,470	$10,101	$10,483
03/2017	$10,492	$10,096	$10,459
04/2017	$10,553	$10,174	$10,580
05/2017	$10,656	$10,252	$10,672
06/2017	$10,668	$10,242	$10,687
07/2017	$10,801	$10,286	$10,805
08/2017	$10,815	$10,378	$10,801
09/2017	$10,899	$10,329	$10,898
10/2017	$10,897	$10,335	$10,944
11/2017	$10,921	$10,321	$10,916
12/2017	$10,961	$10,369	$10,949
01/2018	$11,054	$10,249	$11,015
02/2018	$10,917	$10,152	$10,921
03/2018	$10,910	$10,217	$10,855
04/2018	$10,953	$10,141	$10,926
05/2018	$10,875	$10,214	$10,923
06/2018	$10,893	$10,201	$10,966
07/2018	$11,025	$10,204	$11,086
08/2018	$11,026	$10,269	$11,168
09/2018	$11,113	$10,203	$11,230
10/2018	$10,934	$10,122	$11,050
11/2018	$10,853	$10,183	$10,955
12/2018	$10,616	$10,370	$10,721
01/2019	$11,094	$10,480	$11,205
02/2019	$11,250	$10,474	$11,392
03/2019	$11,381	$10,675	$11,499
04/2019	$11,518	$10,678	$11,662
05/2019	$11,377	$10,867	$11,524
06/2019	$11,643	$11,004	$11,786
07/2019	$11,646	$11,028	$11,853
08/2019	$11,615	$11,314	$11,900
09/2019	$11,628	$11,254	$11,944
10/2019	$11,649	$11,287	$11,977
11/2019	$11,697	$11,282	$12,016
12/2019	$11,920	$11,274	$12,256
01/2020	$11,936	$11,491	$12,259
02/2020	$11,732	$11,698	$12,086
03/2020	$10,233	$11,629	$10,701
04/2020	$10,682	$11,836	$11,183
05/2020	$11,233	$11,891	$11,676
06/2020	$11,428	$11,966	$11,790
07/2020	$11,971	$12,144	$12,343
08/2020	$12,116	$12,046	$12,461
09/2020	$11,968	$12,040	$12,332
10/2020	$12,022	$11,986	$12,395
11/2020	$12,658	$12,103	$12,885
12/2020	$12,931	$12,120	$13,128
01/2021	$12,907	$12,033	$13,171
02/2021	$13,008	$11,860	$13,220
03/2021	$12,999	$11,711	$13,239
04/2021	$13,160	$11,804	$13,383
05/2021	$13,215	$11,843	$13,423
06/2021	$13,357	$11,926	$13,603
07/2021	$13,376	$12,059	$13,654
08/2021	$13,456	$12,036	$13,725
09/2021	$13,414	$11,932	$13,723
10/2021	$13,311	$11,929	$13,700
11/2021	$13,115	$11,964	$13,566
12/2021	$13,343	$11,933	$13,821
01/2022	$12,954	$11,676	$13,443
02/2022	$12,780	$11,546	$13,305
03/2022	$12,650	$11,225	$13,152
04/2022	$12,104	$10,799	$12,685
05/2022	$12,065	$10,869	$12,716
06/2022	$11,140	$10,698	$11,860
07/2022	$11,835	$10,960	$12,560
08/2022	$11,574	$10,650	$12,270
09/2022	$11,083	$10,190	$11,783
10/2022	$11,367	$10,058	$12,089
11/2022	$11,626	$10,428	$12,351
12/2022	$11,554	$10,381	$12,274
01/2023	$12,037	$10,700	$12,742
02/2023	$11,802	$10,423	$12,578
03/2023	$11,797	$10,688	$12,712
04/2023	$11,859	$10,753	$12,839
05/2023	$11,665	$10,636	$12,722
06/2023	$11,909	$10,598	$12,934
07/2023	$12,116	$10,591	$13,113
08/2023	$12,156	$10,523	$13,149
09/2023	$11,982	$10,256	$12,994
10/2023	$11,640	$10,094	$12,842
11/2023	$12,139	$10,551	$13,424
12/2023	$12,692	$10,955	$13,925
01/2024	$12,656	$10,925	$13,924
02/2024	$12,729	$10,770	$13,965
03/2024	$12,848	$10,870	$14,130
04/2024	$12,674	$10,595	$13,997
05/2024	$12,822	$10,775	$14,151
06/2024	$12,898	$10,877	$14,285
07/2024	$13,162	$11,131	$14,562
08/2024	$13,381	$11,291	$14,800
09/2024	$13,717	$11,442	$15,039
10/2024	$13,719	$11,158	$14,958
11/2024	$13,949	$11,276	$15,130
12/2024	$13,885	$11,092	$15,066
01/2025	$14,071	$11,150	$15,271
02/2025	$14,180	$11,396	$15,374
03/2025	$13,993	$11,400	$15,217
04/2025	$13,993	$11,445	$15,214
05/2025	$14,223	$11,363	$15,469
06/2025	$14,500	$11,538	$15,754
07/2025	$14,662	$11,507	$15,825
08/2025	$14,853	$11,645	$16,023
09/2025	$15,005	$11,772	$16,153
10/2025	$15,040	$11,845	$16,179
11/2025	$15,078	$11,919	$16,272
12/2025	$15,161	$11,901	$16,365

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/30/16
Class N	9.19%	3.23%	4.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.93%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	5.55%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 78,650,399
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 132,006
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class Y
Trading Symbol	NEHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications sector.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency collateralized mortgage-backed securities.

Top Detractors from Performance

•Our minor allocation to investment grade corporate credit was a detractor throughout the year.

•Exposure to bank loans was a detractor, specifically names within the automotive industry.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,718	$10,138	$9,839
02/2016	$9,728	$10,210	$9,896
03/2016	$10,221	$10,303	$10,335
04/2016	$10,636	$10,343	$10,740
05/2016	$10,686	$10,345	$10,806
06/2016	$10,816	$10,531	$10,906
07/2016	$11,082	$10,598	$11,201
08/2016	$11,317	$10,586	$11,435
09/2016	$11,395	$10,580	$11,511
10/2016	$11,395	$10,499	$11,556
11/2016	$11,345	$10,250	$11,501
12/2016	$11,504	$10,265	$11,713
01/2017	$11,695	$10,285	$11,883
02/2017	$11,877	$10,354	$12,056
03/2017	$11,902	$10,349	$12,029
04/2017	$11,971	$10,428	$12,168
05/2017	$12,059	$10,509	$12,274
06/2017	$12,100	$10,498	$12,290
07/2017	$12,223	$10,543	$12,427
08/2017	$12,267	$10,638	$12,422
09/2017	$12,361	$10,587	$12,533
10/2017	$12,358	$10,593	$12,586
11/2017	$12,385	$10,580	$12,554
12/2017	$12,401	$10,628	$12,592
01/2018	$12,535	$10,506	$12,667
02/2018	$12,350	$10,406	$12,560
03/2018	$12,342	$10,473	$12,484
04/2018	$12,390	$10,395	$12,565
05/2018	$12,330	$10,469	$12,562
06/2018	$12,351	$10,456	$12,612
07/2018	$12,499	$10,459	$12,750
08/2018	$12,499	$10,526	$12,844
09/2018	$12,568	$10,458	$12,915
10/2018	$12,365	$10,376	$12,709
11/2018	$12,302	$10,438	$12,600
12/2018	$12,004	$10,630	$12,330
01/2019	$12,545	$10,742	$12,887
02/2019	$12,721	$10,736	$13,101
03/2019	$12,869	$10,942	$13,225
04/2019	$13,054	$10,945	$13,413
05/2019	$12,863	$11,139	$13,253
06/2019	$13,164	$11,279	$13,555
07/2019	$13,198	$11,304	$13,632
08/2019	$13,131	$11,597	$13,686
09/2019	$13,145	$11,535	$13,736
10/2019	$13,200	$11,570	$13,774
11/2019	$13,223	$11,564	$13,819
12/2019	$13,507	$11,556	$14,095
01/2020	$13,524	$11,778	$14,099
02/2020	$13,261	$11,990	$13,900
03/2020	$11,594	$11,920	$12,307
04/2020	$12,102	$12,132	$12,862
05/2020	$12,694	$12,188	$13,428
06/2020	$12,914	$12,265	$13,560
07/2020	$13,562	$12,448	$14,196
08/2020	$13,692	$12,348	$14,331
09/2020	$13,525	$12,341	$14,183
10/2020	$13,585	$12,286	$14,255
11/2020	$14,305	$12,406	$14,819
12/2020	$14,613	$12,424	$15,098
01/2021	$14,586	$12,334	$15,148
02/2021	$14,666	$12,156	$15,204
03/2021	$14,689	$12,005	$15,226
04/2021	$14,871	$12,099	$15,392
05/2021	$14,899	$12,139	$15,437
06/2021	$15,093	$12,224	$15,644
07/2021	$15,114	$12,361	$15,704
08/2021	$15,204	$12,337	$15,784
09/2021	$15,156	$12,231	$15,783
10/2021	$15,039	$12,227	$15,756
11/2021	$14,816	$12,263	$15,602
12/2021	$15,074	$12,232	$15,895
01/2022	$14,632	$11,968	$15,460
02/2022	$14,435	$11,835	$15,301
03/2022	$14,287	$11,506	$15,126
04/2022	$13,668	$11,069	$14,588
05/2022	$13,660	$11,141	$14,624
06/2022	$12,576	$10,966	$13,639
07/2022	$13,363	$11,234	$14,444
08/2022	$13,067	$10,917	$14,112
09/2022	$12,510	$10,445	$13,551
10/2022	$12,832	$10,310	$13,903
11/2022	$13,124	$10,689	$14,205
12/2022	$13,043	$10,641	$14,116
01/2023	$13,588	$10,968	$14,654
02/2023	$13,322	$10,684	$14,465
03/2023	$13,354	$10,956	$14,620
04/2023	$13,386	$11,022	$14,766
05/2023	$13,165	$10,902	$14,631
06/2023	$13,441	$10,863	$14,876
07/2023	$13,713	$10,856	$15,081
08/2023	$13,719	$10,786	$15,123
09/2023	$13,521	$10,512	$14,944
10/2023	$13,173	$10,346	$14,770
11/2023	$13,737	$10,815	$15,439
12/2023	$14,363	$11,229	$16,014
01/2024	$14,281	$11,198	$16,014
02/2024	$14,364	$11,040	$16,060
03/2024	$14,497	$11,142	$16,250
04/2024	$14,300	$10,860	$16,098
05/2024	$14,467	$11,044	$16,275
06/2024	$14,594	$11,149	$16,428
07/2024	$14,849	$11,409	$16,748
08/2024	$15,097	$11,573	$17,021
09/2024	$15,476	$11,728	$17,296
10/2024	$15,477	$11,437	$17,203
11/2024	$15,737	$11,558	$17,401
12/2024	$15,663	$11,369	$17,326
01/2025	$15,873	$11,430	$17,563
02/2025	$15,995	$11,681	$17,681
03/2025	$15,784	$11,685	$17,500
04/2025	$15,783	$11,731	$17,497
05/2025	$16,043	$11,647	$17,791
06/2025	$16,354	$11,826	$18,118
07/2025	$16,492	$11,795	$18,200
08/2025	$16,752	$11,936	$18,427
09/2025	$16,923	$12,067	$18,577
10/2025	$16,963	$12,142	$18,607
11/2025	$17,005	$12,217	$18,714
12/2025	$17,098	$12,199	$18,820

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	9.16%	3.19%	5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 78,650,399
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 132,006
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,650,399
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	363
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$132,006

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	5.2%
Media Entertainment	3.1%
Lodging	3.2%
Independent Energy	4.5%
Healthcare	4.7%
Midstream	5.6%
Property & Casualty Insurance	6.1%
Cable Satellite	10.0%
Technology	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	5.5
CCC	7.2
B	29.3
BB	54.0
BBB	0.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223747
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class A
Trading Symbol	LIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$126	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$9,554	$10,239
01/2021	$9,667	$10,262
02/2021	$9,752	$10,465
03/2021	$9,526	$10,597
04/2021	$9,801	$10,909
05/2021	$9,933	$11,250
06/2021	$10,047	$11,177
07/2021	$9,386	$10,993
08/2021	$9,745	$11,202
09/2021	$9,216	$10,843
10/2021	$9,396	$11,102
11/2021	$8,839	$10,602
12/2021	$9,165	$11,040
01/2022	$8,638	$10,634
02/2022	$8,389	$10,423
03/2022	$8,303	$10,440
04/2022	$7,652	$9,784
05/2022	$7,518	$9,854
06/2022	$7,231	$9,007
07/2022	$7,681	$9,315
08/2022	$7,441	$9,015
09/2022	$6,809	$8,115
10/2022	$6,733	$8,357
11/2022	$7,748	$9,344
12/2022	$7,542	$9,274
01/2023	$8,427	$10,026
02/2023	$8,100	$9,674
03/2023	$8,600	$9,910
04/2023	$8,571	$10,083
05/2023	$8,379	$9,716
06/2023	$8,850	$10,152
07/2023	$9,245	$10,565
08/2023	$8,543	$10,087
09/2023	$8,062	$9,769
10/2023	$7,629	$9,366
11/2023	$8,706	$10,209
12/2023	$9,092	$10,722
01/2024	$8,870	$10,615
02/2024	$9,604	$10,884
03/2024	$9,537	$11,224
04/2024	$9,094	$11,023
05/2024	$9,519	$11,343
06/2024	$9,558	$11,332
07/2024	$9,567	$11,594
08/2024	$10,185	$11,925
09/2024	$10,803	$12,246
10/2024	$10,301	$11,645
11/2024	$10,639	$11,539
12/2024	$10,283	$11,315
01/2025	$10,894	$11,771
02/2025	$10,787	$11,934
03/2025	$10,137	$11,907
04/2025	$10,385	$12,337
05/2025	$10,996	$12,902
06/2025	$11,192	$13,340
07/2025	$10,877	$13,302
08/2025	$11,419	$13,764
09/2025	$11,763	$14,259
10/2025	$11,704	$14,548
11/2025	$11,281	$14,544
12/2025	$11,300	$14,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/20
Class A at NAV	9.89%	3.41%	3.66%
Class A with 5.75% MSCFootnote Reference1	3.54%	2.19%	2.45%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 31,914,718
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 18,622
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223748
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class C
Trading Symbol	LIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,133	$10,239
01/2021	$10,243	$10,262
02/2021	$10,333	$10,465
03/2021	$10,083	$10,597
04/2021	$10,366	$10,909
05/2021	$10,496	$11,250
06/2021	$10,606	$11,177
07/2021	$9,905	$10,993
08/2021	$10,276	$11,202
09/2021	$9,715	$10,843
10/2021	$9,905	$11,102
11/2021	$9,305	$10,602
12/2021	$9,648	$11,040
01/2022	$9,090	$10,634
02/2022	$8,827	$10,423
03/2022	$8,725	$10,440
04/2022	$8,035	$9,784
05/2022	$7,893	$9,854
06/2022	$7,579	$9,007
07/2022	$8,045	$9,315
08/2022	$7,802	$9,015
09/2022	$7,132	$8,115
10/2022	$7,051	$8,357
11/2022	$8,096	$9,344
12/2022	$7,883	$9,274
01/2023	$8,796	$10,026
02/2023	$8,451	$9,674
03/2023	$8,969	$9,910
04/2023	$8,928	$10,083
05/2023	$8,725	$9,716
06/2023	$9,212	$10,152
07/2023	$9,618	$10,565
08/2023	$8,877	$10,087
09/2023	$8,370	$9,769
10/2023	$7,914	$9,366
11/2023	$9,030	$10,209
12/2023	$9,425	$10,722
01/2024	$9,192	$10,615
02/2024	$9,943	$10,884
03/2024	$9,861	$11,224
04/2024	$9,397	$11,023
05/2024	$9,843	$11,343
06/2024	$9,864	$11,332
07/2024	$9,874	$11,594
08/2024	$10,503	$11,925
09/2024	$11,122	$12,246
10/2024	$10,614	$11,645
11/2024	$10,939	$11,539
12/2024	$10,574	$11,315
01/2025	$11,193	$11,771
02/2025	$11,071	$11,934
03/2025	$10,401	$11,907
04/2025	$10,651	$12,337
05/2025	$11,279	$12,902
06/2025	$11,465	$13,340
07/2025	$11,135	$13,302
08/2025	$11,681	$13,764
09/2025	$12,021	$14,259
10/2025	$11,959	$14,548
11/2025	$11,516	$14,544
12/2025	$11,526	$14,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/20
Class C at NAV	9.01%	2.61%	2.86%
Class C with 1.00% CDSCFootnote Reference1	8.01%	2.61%	2.86%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 31,914,718
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 18,622
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223749
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class N
Trading Symbol	LIGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,138	$10,239
01/2021	$10,258	$10,262
02/2021	$10,348	$10,465
03/2021	$10,108	$10,597
04/2021	$10,411	$10,909
05/2021	$10,551	$11,250
06/2021	$10,671	$11,177
07/2021	$9,970	$10,993
08/2021	$10,361	$11,202
09/2021	$9,800	$10,843
10/2021	$10,000	$11,102
11/2021	$9,400	$10,602
12/2021	$9,756	$11,040
01/2022	$9,196	$10,634
02/2022	$8,941	$10,423
03/2022	$8,849	$10,440
04/2022	$8,157	$9,784
05/2022	$8,014	$9,854
06/2022	$7,699	$9,007
07/2022	$8,188	$9,315
08/2022	$7,943	$9,015
09/2022	$7,261	$8,115
10/2022	$7,190	$8,357
11/2022	$8,269	$9,344
12/2022	$8,052	$9,274
01/2023	$8,996	$10,026
02/2023	$8,647	$9,674
03/2023	$9,190	$9,910
04/2023	$9,149	$10,083
05/2023	$8,955	$9,716
06/2023	$9,457	$10,152
07/2023	$9,888	$10,565
08/2023	$9,139	$10,087
09/2023	$8,616	$9,769
10/2023	$8,165	$9,366
11/2023	$9,324	$10,209
12/2023	$9,742	$10,722
01/2024	$9,494	$10,615
02/2024	$10,289	$10,884
03/2024	$10,206	$11,224
04/2024	$9,744	$11,023
05/2024	$10,209	$11,343
06/2024	$10,240	$11,332
07/2024	$10,260	$11,594
08/2024	$10,921	$11,925
09/2024	$11,581	$12,246
10/2024	$11,055	$11,645
11/2024	$11,416	$11,539
12/2024	$11,044	$11,315
01/2025	$11,709	$11,771
02/2025	$11,584	$11,934
03/2025	$10,888	$11,907
04/2025	$11,164	$12,337
05/2025	$11,828	$12,902
06/2025	$12,039	$13,340
07/2025	$11,702	$13,302
08/2025	$12,292	$13,764
09/2025	$12,661	$14,259
10/2025	$12,598	$14,548
11/2025	$12,145	$14,544
12/2025	$12,164	$14,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/20
Class N	10.15%	3.71%	3.96%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 31,914,718
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 18,622
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223746
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class Y
Trading Symbol	LIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$100	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 45 holdings.

Top Contributors to Performance

•Shopify, Tencent, MercadoLibre, Roche and Novartis were among the top contributors to performance during the year.

•Stock selection in the communication services and consumer staples sectors as well as our allocation to the information technology sector contributed to relative performance.

Top Detractors from Performance

•Novo Nordisk, WiseTech, Sodexo, Block and Doximity were among the top detractors to performance during the year.

•Stock selection in the information technology, financials, healthcare, consumer discretionary and industrials sectors as well as our allocation to the consumer discretionary, financials, healthcare, consumer staples, communication services and industrials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in Ferrari. We added to our existing positions in LVMH, Novo Nordisk, and WiseTech as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba and Fanuc to finance purchases based on reward-to-risk. We sold the small position in Magnum Ice Cream we recently received via spin-off as a result of our ownership in Unilever.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI All Country World ex USA Index (Net)
12/2020	$10,000	$10,000
12/2020	$10,138	$10,239
01/2021	$10,258	$10,262
02/2021	$10,358	$10,465
03/2021	$10,108	$10,597
04/2021	$10,410	$10,909
05/2021	$10,551	$11,250
06/2021	$10,671	$11,177
07/2021	$9,970	$10,993
08/2021	$10,350	$11,202
09/2021	$9,790	$10,843
10/2021	$10,000	$11,102
11/2021	$9,399	$10,602
12/2021	$9,752	$11,040
01/2022	$9,192	$10,634
02/2022	$8,937	$10,423
03/2022	$8,846	$10,440
04/2022	$8,154	$9,784
05/2022	$8,011	$9,854
06/2022	$7,695	$9,007
07/2022	$8,184	$9,315
08/2022	$7,930	$9,015
09/2022	$7,258	$8,115
10/2022	$7,176	$8,357
11/2022	$8,255	$9,344
12/2022	$8,045	$9,274
01/2023	$8,988	$10,026
02/2023	$8,640	$9,674
03/2023	$9,173	$9,910
04/2023	$9,142	$10,083
05/2023	$8,947	$9,716
06/2023	$9,449	$10,152
07/2023	$9,880	$10,565
08/2023	$9,121	$10,087
09/2023	$8,609	$9,769
10/2023	$8,148	$9,366
11/2023	$9,306	$10,209
12/2023	$9,719	$10,722
01/2024	$9,482	$10,615
02/2024	$10,276	$10,884
03/2024	$10,194	$11,224
04/2024	$9,732	$11,023
05/2024	$10,196	$11,343
06/2024	$10,227	$11,332
07/2024	$10,237	$11,594
08/2024	$10,907	$11,925
09/2024	$11,567	$12,246
10/2024	$11,041	$11,645
11/2024	$11,391	$11,539
12/2024	$11,026	$11,315
01/2025	$11,680	$11,771
02/2025	$11,555	$11,934
03/2025	$10,871	$11,907
04/2025	$11,136	$12,337
05/2025	$11,799	$12,902
06/2025	$12,010	$13,340
07/2025	$11,673	$13,302
08/2025	$12,262	$13,764
09/2025	$12,631	$14,259
10/2025	$12,568	$14,548
11/2025	$12,115	$14,544
12/2025	$12,139	$14,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/20
Class Y	10.09%	3.67%	3.92%
MSCI All Country World ex USA Index (Net)	32.39%	7.91%	8.31%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 31,914,718
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 18,622
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,914,718
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$18,622

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Semiconductors & Semiconductor Equipment	5.7%
IT Services	6.0%
Beverages	6.6%
Financial Services	7.0%
Interactive Media & Services	7.6%
Software	7.6%
Automobiles	7.6%
Hotels, Restaurants & Leisure	8.9%
Broadline Retail	10.2%
Pharmaceuticals	10.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.3%
Japan	3.0%
Australia	3.3%
Denmark	3.5%
Germany	4.2%
United Kingdom	4.6%
Canada	6.0%
France	6.4%
Netherlands	8.0%
Brazil	9.1%
China	20.5%
United States	27.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.7%
Shopify, Inc., Class A	6.0%
Tencent Holdings Ltd.	5.8%
Adyen NV	5.5%
Trip.com Group Ltd., ADR	5.5%
SAP SE	4.2%
Roche Holding AG	4.2%
Novo Nordisk AS, Class B	3.5%
Novartis AG	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018234
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	LIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$77	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,576	$10,000
01/2016	$9,492	$10,138
02/2016	$9,557	$10,210
03/2016	$9,920	$10,303
04/2016	$10,086	$10,343
05/2016	$9,968	$10,345
06/2016	$10,146	$10,531
07/2016	$10,299	$10,598
08/2016	$10,365	$10,586
09/2016	$10,376	$10,580
10/2016	$10,292	$10,499
11/2016	$10,118	$10,250
12/2016	$10,149	$10,265
01/2017	$10,310	$10,285
02/2017	$10,373	$10,354
03/2017	$10,390	$10,349
04/2017	$10,423	$10,428
05/2017	$10,506	$10,509
06/2017	$10,615	$10,498
07/2017	$10,757	$10,543
08/2017	$10,765	$10,638
09/2017	$10,779	$10,587
10/2017	$10,745	$10,593
11/2017	$10,748	$10,580
12/2017	$10,798	$10,628
01/2018	$10,859	$10,506
02/2018	$10,760	$10,406
03/2018	$10,799	$10,473
04/2018	$10,771	$10,395
05/2018	$10,735	$10,469
06/2018	$10,702	$10,456
07/2018	$10,770	$10,459
08/2018	$10,770	$10,526
09/2018	$10,800	$10,458
10/2018	$10,675	$10,376
11/2018	$10,670	$10,438
12/2018	$10,729	$10,630
01/2019	$10,886	$10,742
02/2019	$10,922	$10,736
03/2019	$11,082	$10,942
04/2019	$11,123	$10,945
05/2019	$11,233	$11,139
06/2019	$11,393	$11,279
07/2019	$11,426	$11,304
08/2019	$11,678	$11,597
09/2019	$11,624	$11,535
10/2019	$11,645	$11,570
11/2019	$11,643	$11,564
12/2019	$11,671	$11,556
01/2020	$11,902	$11,778
02/2020	$12,052	$11,990
03/2020	$11,340	$11,920
04/2020	$11,829	$12,132
05/2020	$12,082	$12,188
06/2020	$12,309	$12,265
07/2020	$12,603	$12,448
08/2020	$12,556	$12,348
09/2020	$12,550	$12,341
10/2020	$12,557	$12,286
11/2020	$12,859	$12,406
12/2020	$13,002	$12,424
01/2021	$12,946	$12,334
02/2021	$12,879	$12,156
03/2021	$12,791	$12,005
04/2021	$12,871	$12,099
05/2021	$12,920	$12,139
06/2021	$13,012	$12,224
07/2021	$13,083	$12,361
08/2021	$13,095	$12,337
09/2021	$13,051	$12,231
10/2021	$13,040	$12,227
11/2021	$12,971	$12,263
12/2021	$13,011	$12,232
01/2022	$12,754	$11,968
02/2022	$12,590	$11,835
03/2022	$12,343	$11,506
04/2022	$11,948	$11,069
05/2022	$11,961	$11,141
06/2022	$11,685	$10,966
07/2022	$11,935	$11,234
08/2022	$11,728	$10,917
09/2022	$11,283	$10,445
10/2022	$11,170	$10,310
11/2022	$11,534	$10,689
12/2022	$11,499	$10,641
01/2023	$11,872	$10,968
02/2023	$11,580	$10,684
03/2023	$11,873	$10,956
04/2023	$11,944	$11,022
05/2023	$11,802	$10,902
06/2023	$11,783	$10,863
07/2023	$11,824	$10,856
08/2023	$11,772	$10,786
09/2023	$11,506	$10,512
10/2023	$11,316	$10,346
11/2023	$11,856	$10,815
12/2023	$12,343	$11,229
01/2024	$12,373	$11,198
02/2024	$12,214	$11,040
03/2024	$12,349	$11,142
04/2024	$12,079	$10,860
05/2024	$12,275	$11,044
06/2024	$12,398	$11,149
07/2024	$12,664	$11,409
08/2024	$12,862	$11,573
09/2024	$13,038	$11,728
10/2024	$12,715	$11,437
11/2024	$12,854	$11,558
12/2024	$12,644	$11,369
01/2025	$12,716	$11,430
02/2025	$12,969	$11,681
03/2025	$12,928	$11,685
04/2025	$12,926	$11,731
05/2025	$12,896	$11,647
06/2025	$13,117	$11,826
07/2025	$13,116	$11,795
08/2025	$13,246	$11,936
09/2025	$13,390	$12,067
10/2025	$13,445	$12,142
11/2025	$13,524	$12,217
12/2025	$13,504	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 1/30/02
Class A at NAV	6.80%	0.76%	3.50%	5.82%
Class A with 4.25% MSCFootnote Reference1	2.28%	(0.12%)	3.05%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Jan. 30, 2002
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 17,081,499,025
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 54,768,110
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Material Fund Change Expenses [Text Block]

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018236
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	LGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$152	1.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,915	$10,138
02/2016	$9,978	$10,210
03/2016	$10,335	$10,303
04/2016	$10,503	$10,343
05/2016	$10,383	$10,345
06/2016	$10,563	$10,531
07/2016	$10,707	$10,598
08/2016	$10,770	$10,586
09/2016	$10,775	$10,580
10/2016	$10,680	$10,499
11/2016	$10,490	$10,250
12/2016	$10,515	$10,265
01/2017	$10,686	$10,285
02/2017	$10,747	$10,354
03/2017	$10,748	$10,349
04/2017	$10,776	$10,428
05/2017	$10,855	$10,509
06/2017	$10,962	$10,498
07/2017	$11,103	$10,543
08/2017	$11,104	$10,638
09/2017	$11,112	$10,587
10/2017	$11,070	$10,593
11/2017	$11,065	$10,580
12/2017	$11,109	$10,628
01/2018	$11,166	$10,506
02/2018	$11,056	$10,406
03/2018	$11,090	$10,473
04/2018	$11,054	$10,395
05/2018	$11,010	$10,469
06/2018	$10,979	$10,456
07/2018	$11,042	$10,459
08/2018	$11,022	$10,526
09/2018	$11,052	$10,458
10/2018	$10,915	$10,376
11/2018	$10,903	$10,438
12/2018	$10,957	$10,630
01/2019	$11,102	$10,742
02/2019	$11,133	$10,736
03/2019	$11,301	$10,942
04/2019	$11,325	$10,945
05/2019	$11,431	$11,139
06/2019	$11,588	$11,279
07/2019	$11,615	$11,304
08/2019	$11,867	$11,597
09/2019	$11,804	$11,535
10/2019	$11,817	$11,570
11/2019	$11,808	$11,564
12/2019	$11,828	$11,556
01/2020	$12,048	$11,778
02/2020	$12,205	$11,990
03/2020	$11,468	$11,920
04/2020	$11,951	$12,132
05/2020	$12,201	$12,188
06/2020	$12,426	$12,265
07/2020	$12,718	$12,448
08/2020	$12,661	$12,348
09/2020	$12,647	$12,341
10/2020	$12,647	$12,286
11/2020	$12,946	$12,406
12/2020	$13,082	$12,424
01/2021	$13,018	$12,334
02/2021	$12,943	$12,156
03/2021	$12,845	$12,005
04/2021	$12,918	$12,099
05/2021	$12,958	$12,139
06/2021	$13,043	$12,224
07/2021	$13,095	$12,361
08/2021	$13,110	$12,337
09/2021	$13,057	$12,231
10/2021	$13,026	$12,227
11/2021	$12,960	$12,263
12/2021	$12,991	$12,232
01/2022	$12,724	$11,968
02/2022	$12,550	$11,835
03/2022	$12,294	$11,506
04/2022	$11,899	$11,069
05/2022	$11,905	$11,141
06/2022	$11,619	$10,966
07/2022	$11,863	$11,234
08/2022	$11,647	$10,917
09/2022	$11,204	$10,445
10/2022	$11,071	$10,310
11/2022	$11,430	$10,689
12/2022	$11,399	$10,641
01/2023	$11,756	$10,968
02/2023	$11,468	$10,684
03/2023	$11,742	$10,956
04/2023	$11,806	$11,022
05/2023	$11,657	$10,902
06/2023	$11,643	$10,863
07/2023	$11,664	$10,856
08/2023	$11,605	$10,786
09/2023	$11,332	$10,512
10/2023	$11,147	$10,346
11/2023	$11,667	$10,815
12/2023	$12,132	$11,229
01/2024	$12,160	$11,198
02/2024	$12,004	$11,040
03/2024	$12,137	$11,142
04/2024	$11,872	$10,860
05/2024	$12,065	$11,044
06/2024	$12,185	$11,149
07/2024	$12,447	$11,409
08/2024	$12,642	$11,573
09/2024	$12,815	$11,728
10/2024	$12,496	$11,437
11/2024	$12,634	$11,558
12/2024	$12,427	$11,369
01/2025	$12,497	$11,430
02/2025	$12,747	$11,681
03/2025	$12,707	$11,685
04/2025	$12,704	$11,731
05/2025	$12,675	$11,647
06/2025	$12,892	$11,826
07/2025	$12,891	$11,795
08/2025	$13,019	$11,936
09/2025	$13,160	$12,067
10/2025	$13,214	$12,142
11/2025	$13,292	$12,217
12/2025	$13,272	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/03
Class C at NAV	6.01%	0.00%	2.87%	5.56%
Class C with 1.00% CDSCFootnote Reference1	5.01%	0.00%	2.87%	5.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Sep. 15, 2003
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 17,081,499,025
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 54,768,110
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Material Fund Change Expenses [Text Block]

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125485
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class N
Trading Symbol	LGBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.43%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,915	$10,138
02/2016	$9,987	$10,210
03/2016	$10,360	$10,303
04/2016	$10,546	$10,343
05/2016	$10,426	$10,345
06/2016	$10,615	$10,531
07/2016	$10,778	$10,598
08/2016	$10,851	$10,586
09/2016	$10,856	$10,580
10/2016	$10,782	$10,499
11/2016	$10,593	$10,250
12/2016	$10,630	$10,265
01/2017	$10,811	$10,285
02/2017	$10,880	$10,354
03/2017	$10,901	$10,349
04/2017	$10,939	$10,428
05/2017	$11,029	$10,509
06/2017	$11,147	$10,498
07/2017	$11,299	$10,543
08/2017	$11,311	$10,638
09/2017	$11,328	$10,587
10/2017	$11,296	$10,593
11/2017	$11,302	$10,580
12/2017	$11,358	$10,628
01/2018	$11,426	$10,506
02/2018	$11,324	$10,406
03/2018	$11,368	$10,473
04/2018	$11,342	$10,395
05/2018	$11,297	$10,469
06/2018	$11,276	$10,456
07/2018	$11,350	$10,459
08/2018	$11,354	$10,526
09/2018	$11,385	$10,458
10/2018	$11,256	$10,376
11/2018	$11,253	$10,438
12/2018	$11,319	$10,630
01/2019	$11,488	$10,742
02/2019	$11,528	$10,736
03/2019	$11,700	$10,942
04/2019	$11,746	$10,945
05/2019	$11,865	$11,139
06/2019	$12,037	$11,279
07/2019	$12,075	$11,304
08/2019	$12,344	$11,597
09/2019	$12,291	$11,535
10/2019	$12,327	$11,570
11/2019	$12,317	$11,564
12/2019	$12,349	$11,556
01/2020	$12,597	$11,778
02/2020	$12,759	$11,990
03/2020	$12,008	$11,920
04/2020	$12,529	$12,132
05/2020	$12,800	$12,188
06/2020	$13,044	$12,265
07/2020	$13,359	$12,448
08/2020	$13,312	$12,348
09/2020	$13,309	$12,341
10/2020	$13,320	$12,286
11/2020	$13,643	$12,406
12/2020	$13,800	$12,424
01/2021	$13,743	$12,334
02/2021	$13,687	$12,156
03/2021	$13,584	$12,005
04/2021	$13,673	$12,099
05/2021	$13,728	$12,139
06/2021	$13,830	$12,224
07/2021	$13,909	$12,361
08/2021	$13,938	$12,337
09/2021	$13,882	$12,231
10/2021	$13,874	$12,227
11/2021	$13,817	$12,263
12/2021	$13,851	$12,232
01/2022	$13,580	$11,968
02/2022	$13,408	$11,835
03/2022	$13,149	$11,506
04/2022	$12,731	$11,069
05/2022	$12,749	$11,141
06/2022	$12,458	$10,966
07/2022	$12,727	$11,234
08/2022	$12,510	$10,917
09/2022	$12,039	$10,445
10/2022	$11,921	$10,310
11/2022	$12,313	$10,689
12/2022	$12,291	$10,641
01/2023	$12,692	$10,968
02/2023	$12,371	$10,684
03/2023	$12,687	$10,956
04/2023	$12,766	$11,022
05/2023	$12,617	$10,902
06/2023	$12,600	$10,863
07/2023	$12,647	$10,856
08/2023	$12,595	$10,786
09/2023	$12,314	$10,512
10/2023	$12,113	$10,346
11/2023	$12,694	$10,815
12/2023	$13,219	$11,229
01/2024	$13,254	$11,198
02/2024	$13,087	$11,040
03/2024	$13,235	$11,142
04/2024	$12,949	$10,860
05/2024	$13,162	$11,044
06/2024	$13,297	$11,149
07/2024	$13,586	$11,409
08/2024	$13,802	$11,573
09/2024	$13,995	$11,728
10/2024	$13,664	$11,437
11/2024	$13,804	$11,558
12/2024	$13,582	$11,369
01/2025	$13,663	$11,430
02/2025	$13,939	$11,681
03/2025	$13,898	$11,685
04/2025	$13,898	$11,731
05/2025	$13,870	$11,647
06/2025	$14,111	$11,826
07/2025	$14,114	$11,795
08/2025	$14,257	$11,936
09/2025	$14,416	$12,067
10/2025	$14,478	$12,142
11/2025	$14,567	$12,217
12/2025	$14,550	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	7.12%	1.06%	3.82%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 01, 2013
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 17,081,499,025
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 54,768,110
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Material Fund Change Expenses [Text Block]

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018238
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	LSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,914	$10,138
02/2016	$9,984	$10,210
03/2016	$10,356	$10,303
04/2016	$10,531	$10,343
05/2016	$10,420	$10,345
06/2016	$10,607	$10,531
07/2016	$10,760	$10,598
08/2016	$10,831	$10,586
09/2016	$10,846	$10,580
10/2016	$10,770	$10,499
11/2016	$10,581	$10,250
12/2016	$10,616	$10,265
01/2017	$10,795	$10,285
02/2017	$10,864	$10,354
03/2017	$10,883	$10,349
04/2017	$10,911	$10,428
05/2017	$11,000	$10,509
06/2017	$11,117	$10,498
07/2017	$11,277	$10,543
08/2017	$11,288	$10,638
09/2017	$11,305	$10,587
10/2017	$11,262	$10,593
11/2017	$11,278	$10,580
12/2017	$11,322	$10,628
01/2018	$11,399	$10,506
02/2018	$11,287	$10,406
03/2018	$11,330	$10,473
04/2018	$11,314	$10,395
05/2018	$11,268	$10,469
06/2018	$11,246	$10,456
07/2018	$11,320	$10,459
08/2018	$11,323	$10,526
09/2018	$11,354	$10,458
10/2018	$11,225	$10,376
11/2018	$11,222	$10,438
12/2018	$11,287	$10,630
01/2019	$11,444	$10,742
02/2019	$11,484	$10,736
03/2019	$11,665	$10,942
04/2019	$11,710	$10,945
05/2019	$11,828	$11,139
06/2019	$11,999	$11,279
07/2019	$12,037	$11,304
08/2019	$12,304	$11,597
09/2019	$12,250	$11,535
10/2019	$12,275	$11,570
11/2019	$12,264	$11,564
12/2019	$12,307	$11,556
01/2020	$12,543	$11,778
02/2020	$12,714	$11,990
03/2020	$11,966	$11,920
04/2020	$12,473	$12,132
05/2020	$12,753	$12,188
06/2020	$12,996	$12,265
07/2020	$13,309	$12,448
08/2020	$13,262	$12,348
09/2020	$13,258	$12,341
10/2020	$13,269	$12,286
11/2020	$13,590	$12,406
12/2020	$13,745	$12,424
01/2021	$13,688	$12,334
02/2021	$13,620	$12,156
03/2021	$13,529	$12,005
04/2021	$13,617	$12,099
05/2021	$13,672	$12,139
06/2021	$13,772	$12,224
07/2021	$13,851	$12,361
08/2021	$13,866	$12,337
09/2021	$13,823	$12,231
10/2021	$13,802	$12,227
11/2021	$13,744	$12,263
12/2021	$13,777	$12,232
01/2022	$13,519	$11,968
02/2022	$13,348	$11,835
03/2022	$13,090	$11,506
04/2022	$12,674	$11,069
05/2022	$12,679	$11,141
06/2022	$12,389	$10,966
07/2022	$12,668	$11,234
08/2022	$12,440	$10,917
09/2022	$11,983	$10,445
10/2022	$11,853	$10,310
11/2022	$12,254	$10,689
12/2022	$12,219	$10,641
01/2023	$12,618	$10,968
02/2023	$12,311	$10,684
03/2023	$12,624	$10,956
04/2023	$12,702	$11,022
05/2023	$12,541	$10,902
06/2023	$12,537	$10,863
07/2023	$12,583	$10,856
08/2023	$12,518	$10,786
09/2023	$12,237	$10,512
10/2023	$12,051	$10,346
11/2023	$12,628	$10,815
12/2023	$13,136	$11,229
01/2024	$13,170	$11,198
02/2024	$13,017	$11,040
03/2024	$13,163	$11,142
04/2024	$12,878	$10,860
05/2024	$13,090	$11,044
06/2024	$13,223	$11,149
07/2024	$13,497	$11,409
08/2024	$13,711	$11,573
09/2024	$13,901	$11,728
10/2024	$13,573	$11,437
11/2024	$13,725	$11,558
12/2024	$13,503	$11,369
01/2025	$13,583	$11,430
02/2025	$13,857	$11,681
03/2025	$13,816	$11,685
04/2025	$13,801	$11,731
05/2025	$13,786	$11,647
06/2025	$14,026	$11,826
07/2025	$14,013	$11,795
08/2025	$14,155	$11,936
09/2025	$14,326	$12,067
10/2025	$14,388	$12,142
11/2025	$14,476	$12,217
12/2025	$14,443	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Class Y	6.96%	1.00%	3.74%	6.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Dec. 20, 2096
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 17,081,499,025
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 54,768,110
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Material Fund Change Expenses [Text Block]

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000082998
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Admin Class
Trading Symbol	LIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$102	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in energy were beneficial.

•An allocation to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,910	$10,138
02/2016	$9,980	$10,210
03/2016	$10,348	$10,303
04/2016	$10,519	$10,343
05/2016	$10,404	$10,345
06/2016	$10,587	$10,531
07/2016	$10,745	$10,598
08/2016	$10,802	$10,586
09/2016	$10,812	$10,580
10/2016	$10,731	$10,499
11/2016	$10,546	$10,250
12/2016	$10,572	$10,265
01/2017	$10,747	$10,285
02/2017	$10,811	$10,354
03/2017	$10,826	$10,349
04/2017	$10,849	$10,428
05/2017	$10,933	$10,509
06/2017	$11,045	$10,498
07/2017	$11,201	$10,543
08/2017	$11,206	$10,638
09/2017	$11,218	$10,587
10/2017	$11,171	$10,593
11/2017	$11,181	$10,580
12/2017	$11,221	$10,628
01/2018	$11,293	$10,506
02/2018	$11,187	$10,406
03/2018	$11,215	$10,473
04/2018	$11,194	$10,395
05/2018	$11,154	$10,469
06/2018	$11,128	$10,456
07/2018	$11,190	$10,459
08/2018	$11,180	$10,526
09/2018	$11,210	$10,458
10/2018	$11,077	$10,376
11/2018	$11,070	$10,438
12/2018	$11,140	$10,630
01/2019	$11,291	$10,742
02/2019	$11,326	$10,736
03/2019	$11,490	$10,942
04/2019	$11,530	$10,945
05/2019	$11,642	$11,139
06/2019	$11,805	$11,279
07/2019	$11,838	$11,304
08/2019	$12,097	$11,597
09/2019	$12,039	$11,535
10/2019	$12,057	$11,570
11/2019	$12,053	$11,564
12/2019	$12,079	$11,556
01/2020	$12,306	$11,778
02/2020	$12,470	$11,990
03/2020	$11,729	$11,920
04/2020	$12,234	$12,132
05/2020	$12,493	$12,188
06/2020	$12,726	$12,265
07/2020	$13,028	$12,448
08/2020	$12,976	$12,348
09/2020	$12,968	$12,341
10/2020	$12,962	$12,286
11/2020	$13,282	$12,406
12/2020	$13,428	$12,424
01/2021	$13,367	$12,334
02/2021	$13,296	$12,156
03/2021	$13,201	$12,005
04/2021	$13,282	$12,099
05/2021	$13,329	$12,139
06/2021	$13,422	$12,224
07/2021	$13,481	$12,361
08/2021	$13,502	$12,337
09/2021	$13,454	$12,231
10/2021	$13,428	$12,227
11/2021	$13,366	$12,263
12/2021	$13,392	$12,232
01/2022	$13,136	$11,968
02/2022	$12,952	$11,835
03/2022	$12,707	$11,506
04/2022	$12,296	$11,069
05/2022	$12,296	$11,141
06/2022	$12,020	$10,966
07/2022	$12,275	$11,234
08/2022	$12,047	$10,917
09/2022	$11,598	$10,445
10/2022	$11,479	$10,310
11/2022	$11,852	$10,689
12/2022	$11,812	$10,641
01/2023	$12,195	$10,968
02/2023	$11,892	$10,684
03/2023	$12,191	$10,956
04/2023	$12,262	$11,022
05/2023	$12,113	$10,902
06/2023	$12,091	$10,863
07/2023	$12,131	$10,856
08/2023	$12,062	$10,786
09/2023	$11,799	$10,512
10/2023	$11,601	$10,346
11/2023	$12,153	$10,815
12/2023	$12,638	$11,229
01/2024	$12,678	$11,198
02/2024	$12,513	$11,040
03/2024	$12,649	$11,142
04/2024	$12,369	$10,860
05/2024	$12,568	$11,044
06/2024	$12,691	$11,149
07/2024	$12,949	$11,409
08/2024	$13,150	$11,573
09/2024	$13,328	$11,728
10/2024	$13,006	$11,437
11/2024	$13,146	$11,558
12/2024	$12,927	$11,369
01/2025	$12,998	$11,430
02/2025	$13,256	$11,681
03/2025	$13,211	$11,685
04/2025	$13,192	$11,731
05/2025	$13,172	$11,647
06/2025	$13,396	$11,826
07/2025	$13,379	$11,795
08/2025	$13,509	$11,936
09/2025	$13,668	$12,067
10/2025	$13,720	$12,142
11/2025	$13,784	$12,217
12/2025	$13,760	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/10
Admin Class	6.44%	0.49%	3.24%	5.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 01, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 17,081,499,025
Holdings Count | Holding	1,082
Advisory Fees Paid, Amount	$ 54,768,110
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,081,499,025
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,082
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$54,768,110

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Aerospace & Defense	3.4%
Finance Companies	3.4%
Midstream	3.8%
ABS Car Loan	4.7%
Banking	4.9%
Collateralized Loan Obligations	5.0%
ABS Other	7.6%
Technology	7.9%
Treasuries	17.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	17.3
Not ratedFootnote Reference^	19.7
CCC	0.3
B	1.5
BB	6.0
BBB	40.2
A	9.3
AA	1.7
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

Material Fund Change Expenses [Text Block]

Fees: Effective January 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.38% on the first $15 billion of assets, and 0.35% thereafter.

Fees: Prior to January 1, 2026 (effective July 1, 2025), the advisory fee rate as a percentage of average daily net assets was 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018251
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class A
Trading Symbol	NEFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$97	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,573	$10,000
01/2016	$9,293	$10,138
02/2016	$9,253	$10,210
03/2016	$9,725	$10,303
04/2016	$9,975	$10,343
05/2016	$9,958	$10,345
06/2016	$10,117	$10,531
07/2016	$10,342	$10,598
08/2016	$10,373	$10,586
09/2016	$10,410	$10,580
10/2016	$10,326	$10,499
11/2016	$10,232	$10,250
12/2016	$10,365	$10,265
01/2017	$10,513	$10,285
02/2017	$10,703	$10,354
03/2017	$10,699	$10,349
04/2017	$10,776	$10,428
05/2017	$10,849	$10,509
06/2017	$10,967	$10,498
07/2017	$11,113	$10,543
08/2017	$11,098	$10,638
09/2017	$11,140	$10,587
10/2017	$11,054	$10,593
11/2017	$11,077	$10,580
12/2017	$11,113	$10,628
01/2018	$11,278	$10,506
02/2018	$11,192	$10,406
03/2018	$11,174	$10,473
04/2018	$11,062	$10,395
05/2018	$11,015	$10,469
06/2018	$11,047	$10,456
07/2018	$11,183	$10,459
08/2018	$11,198	$10,526
09/2018	$11,289	$10,458
10/2018	$10,993	$10,376
11/2018	$10,951	$10,438
12/2018	$10,779	$10,630
01/2019	$11,113	$10,742
02/2019	$11,229	$10,736
03/2019	$11,291	$10,942
04/2019	$11,361	$10,945
05/2019	$11,284	$11,139
06/2019	$11,524	$11,279
07/2019	$11,514	$11,304
08/2019	$11,557	$11,597
09/2019	$11,631	$11,535
10/2019	$11,733	$11,570
11/2019	$11,636	$11,564
12/2019	$11,948	$11,556
01/2020	$11,938	$11,778
02/2020	$11,696	$11,990
03/2020	$10,475	$11,920
04/2020	$10,694	$12,132
05/2020	$11,014	$12,188
06/2020	$11,139	$12,265
07/2020	$11,511	$12,448
08/2020	$11,590	$12,348
09/2020	$11,469	$12,341
10/2020	$11,375	$12,286
11/2020	$11,928	$12,406
12/2020	$12,085	$12,424
01/2021	$12,028	$12,334
02/2021	$11,996	$12,156
03/2021	$12,058	$12,005
04/2021	$12,225	$12,099
05/2021	$12,302	$12,139
06/2021	$12,494	$12,224
07/2021	$12,571	$12,361
08/2021	$12,631	$12,337
09/2021	$12,508	$12,231
10/2021	$12,551	$12,227
11/2021	$12,351	$12,263
12/2021	$12,551	$12,232
01/2022	$12,205	$11,968
02/2022	$12,011	$11,835
03/2022	$11,906	$11,506
04/2022	$11,438	$11,069
05/2022	$11,423	$11,141
06/2022	$10,840	$10,966
07/2022	$11,242	$11,234
08/2022	$11,071	$10,917
09/2022	$10,607	$10,445
10/2022	$10,634	$10,310
11/2022	$10,973	$10,689
12/2022	$10,944	$10,641
01/2023	$11,414	$10,968
02/2023	$11,130	$10,684
03/2023	$11,244	$10,956
04/2023	$11,259	$11,022
05/2023	$11,052	$10,902
06/2023	$11,190	$10,863
07/2023	$11,313	$10,856
08/2023	$11,249	$10,786
09/2023	$10,985	$10,512
10/2023	$10,687	$10,346
11/2023	$11,236	$10,815
12/2023	$11,821	$11,229
01/2024	$11,830	$11,198
02/2024	$11,769	$11,040
03/2024	$11,942	$11,142
04/2024	$11,624	$10,860
05/2024	$11,852	$11,044
06/2024	$11,955	$11,149
07/2024	$12,240	$11,409
08/2024	$12,505	$11,573
09/2024	$12,843	$11,728
10/2024	$12,634	$11,437
11/2024	$12,833	$11,558
12/2024	$12,643	$11,369
01/2025	$12,817	$11,430
02/2025	$12,987	$11,681
03/2025	$12,908	$11,685
04/2025	$12,947	$11,731
05/2025	$13,044	$11,647
06/2025	$13,324	$11,826
07/2025	$13,325	$11,795
08/2025	$13,615	$11,936
09/2025	$13,709	$12,067
10/2025	$13,744	$12,142
11/2025	$13,850	$12,217
12/2025	$13,941	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	10.27%	2.90%	3.83%	6.78%
Class A with 4.25% MSCFootnote Reference1	5.62%	2.01%	3.38%	6.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Sep. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,696,734,193
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 13,354,031
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class C
Trading Symbol	NECZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$175	1.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,705	$10,138
02/2016	$9,656	$10,210
03/2016	$10,146	$10,303
04/2016	$10,399	$10,343
05/2016	$10,376	$10,345
06/2016	$10,534	$10,531
07/2016	$10,759	$10,598
08/2016	$10,785	$10,586
09/2016	$10,816	$10,580
10/2016	$10,722	$10,499
11/2016	$10,617	$10,250
12/2016	$10,747	$10,265
01/2017	$10,892	$10,285
02/2017	$11,089	$10,354
03/2017	$11,078	$10,349
04/2017	$11,143	$10,428
05/2017	$11,216	$10,509
06/2017	$11,330	$10,498
07/2017	$11,473	$10,543
08/2017	$11,450	$10,638
09/2017	$11,486	$10,587
10/2017	$11,390	$10,593
11/2017	$11,414	$10,580
12/2017	$11,435	$10,628
01/2018	$11,603	$10,506
02/2018	$11,502	$10,406
03/2018	$11,476	$10,473
04/2018	$11,355	$10,395
05/2018	$11,299	$10,469
06/2018	$11,322	$10,456
07/2018	$11,461	$10,459
08/2018	$11,469	$10,526
09/2018	$11,555	$10,458
10/2018	$11,238	$10,376
11/2018	$11,196	$10,438
12/2018	$11,015	$10,630
01/2019	$11,345	$10,742
02/2019	$11,456	$10,736
03/2019	$11,512	$10,942
04/2019	$11,574	$10,945
05/2019	$11,490	$11,139
06/2019	$11,724	$11,279
07/2019	$11,706	$11,304
08/2019	$11,742	$11,597
09/2019	$11,817	$11,535
10/2019	$11,912	$11,570
11/2019	$11,799	$11,564
12/2019	$12,111	$11,556
01/2020	$12,094	$11,778
02/2020	$11,844	$11,990
03/2020	$10,595	$11,920
04/2020	$10,809	$12,132
05/2020	$11,130	$12,188
06/2020	$11,247	$12,265
07/2020	$11,616	$12,448
08/2020	$11,687	$12,348
09/2020	$11,559	$12,341
10/2020	$11,458	$12,286
11/2020	$12,002	$12,406
12/2020	$12,157	$12,424
01/2021	$12,093	$12,334
02/2021	$12,054	$12,156
03/2021	$12,108	$12,005
04/2021	$12,275	$12,099
05/2021	$12,341	$12,139
06/2021	$12,531	$12,224
07/2021	$12,591	$12,361
08/2021	$12,642	$12,337
09/2021	$12,512	$12,231
10/2021	$12,547	$12,227
11/2021	$12,341	$12,263
12/2021	$12,538	$12,232
01/2022	$12,181	$11,968
02/2022	$11,982	$11,835
03/2022	$11,871	$11,506
04/2022	$11,393	$11,069
05/2022	$11,371	$11,141
06/2022	$10,790	$10,966
07/2022	$11,169	$11,234
08/2022	$11,002	$10,917
09/2022	$10,531	$10,445
10/2022	$10,551	$10,310
11/2022	$10,885	$10,689
12/2022	$10,848	$10,641
01/2023	$11,310	$10,968
02/2023	$11,017	$10,684
03/2023	$11,121	$10,956
04/2023	$11,128	$11,022
05/2023	$10,919	$10,902
06/2023	$11,047	$10,863
07/2023	$11,169	$10,856
08/2023	$11,089	$10,786
09/2023	$10,825	$10,512
10/2023	$10,529	$10,346
11/2023	$11,065	$10,815
12/2023	$11,635	$11,229
01/2024	$11,634	$11,198
02/2024	$11,574	$11,040
03/2024	$11,744	$11,142
04/2024	$11,432	$10,860
05/2024	$11,656	$11,044
06/2024	$11,757	$11,149
07/2024	$12,037	$11,409
08/2024	$12,298	$11,573
09/2024	$12,631	$11,728
10/2024	$12,425	$11,437
11/2024	$12,620	$11,558
12/2024	$12,434	$11,369
01/2025	$12,605	$11,430
02/2025	$12,772	$11,681
03/2025	$12,695	$11,685
04/2025	$12,732	$11,731
05/2025	$12,828	$11,647
06/2025	$13,103	$11,826
07/2025	$13,104	$11,795
08/2025	$13,390	$11,936
09/2025	$13,482	$12,067
10/2025	$13,516	$12,142
11/2025	$13,621	$12,217
12/2025	$13,710	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	9.36%	2.12%	3.21%	6.59%
Class C with 1.00% CDSCFootnote Reference1	8.36%	2.12%	3.21%	6.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Sep. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,696,734,193
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 13,354,031
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125487
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class N
Trading Symbol	NEZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$65	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,718	$10,138
02/2016	$9,678	$10,210
03/2016	$10,175	$10,303
04/2016	$10,439	$10,343
05/2016	$10,424	$10,345
06/2016	$10,594	$10,531
07/2016	$10,832	$10,598
08/2016	$10,868	$10,586
09/2016	$10,910	$10,580
10/2016	$10,817	$10,499
11/2016	$10,722	$10,250
12/2016	$10,864	$10,265
01/2017	$11,023	$10,285
02/2017	$11,226	$10,354
03/2017	$11,224	$10,349
04/2017	$11,308	$10,428
05/2017	$11,388	$10,509
06/2017	$11,515	$10,498
07/2017	$11,672	$10,543
08/2017	$11,660	$10,638
09/2017	$11,715	$10,587
10/2017	$11,619	$10,593
11/2017	$11,655	$10,580
12/2017	$11,688	$10,628
01/2018	$11,873	$10,506
02/2018	$11,778	$10,406
03/2018	$11,762	$10,473
04/2018	$11,647	$10,395
05/2018	$11,601	$10,469
06/2018	$11,637	$10,456
07/2018	$11,793	$10,459
08/2018	$11,812	$10,526
09/2018	$11,911	$10,458
10/2018	$11,593	$10,376
11/2018	$11,561	$10,438
12/2018	$11,383	$10,630
01/2019	$11,739	$10,742
02/2019	$11,856	$10,736
03/2019	$11,924	$10,942
04/2019	$12,001	$10,945
05/2019	$11,924	$11,139
06/2019	$12,181	$11,279
07/2019	$12,174	$11,304
08/2019	$12,223	$11,597
09/2019	$12,313	$11,535
10/2019	$12,424	$11,570
11/2019	$12,317	$11,564
12/2019	$12,651	$11,556
01/2020	$12,644	$11,778
02/2020	$12,399	$11,990
03/2020	$11,098	$11,920
04/2020	$11,334	$12,132
05/2020	$11,677	$12,188
06/2020	$11,821	$12,265
07/2020	$12,211	$12,448
08/2020	$12,298	$12,348
09/2020	$12,183	$12,341
10/2020	$12,077	$12,286
11/2020	$12,668	$12,406
12/2020	$12,839	$12,424
01/2021	$12,781	$12,334
02/2021	$12,760	$12,156
03/2021	$12,820	$12,005
04/2021	$13,010	$12,099
05/2021	$13,097	$12,139
06/2021	$13,305	$12,224
07/2021	$13,381	$12,361
08/2021	$13,449	$12,337
09/2021	$13,320	$12,231
10/2021	$13,370	$12,227
11/2021	$13,160	$12,263
12/2021	$13,377	$12,232
01/2022	$13,021	$11,968
02/2022	$12,807	$11,835
03/2022	$12,708	$11,506
04/2022	$12,201	$11,069
05/2022	$12,198	$11,141
06/2022	$11,579	$10,966
07/2022	$12,002	$11,234
08/2022	$11,822	$10,917
09/2022	$11,338	$10,445
10/2022	$11,370	$10,310
11/2022	$11,736	$10,689
12/2022	$11,698	$10,641
01/2023	$12,214	$10,968
02/2023	$11,913	$10,684
03/2023	$12,028	$10,956
04/2023	$12,046	$11,022
05/2023	$11,838	$10,902
06/2023	$11,979	$10,863
07/2023	$12,124	$10,856
08/2023	$12,048	$10,786
09/2023	$11,768	$10,512
10/2023	$11,462	$10,346
11/2023	$12,054	$10,815
12/2023	$12,686	$11,229
01/2024	$12,688	$11,198
02/2024	$12,625	$11,040
03/2024	$12,825	$11,142
04/2024	$12,475	$10,860
05/2024	$12,723	$11,044
06/2024	$12,838	$11,149
07/2024	$13,147	$11,409
08/2024	$13,436	$11,573
09/2024	$13,815	$11,728
10/2024	$13,593	$11,437
11/2024	$13,799	$11,558
12/2024	$13,599	$11,369
01/2025	$13,790	$11,430
02/2025	$13,976	$11,681
03/2025	$13,895	$11,685
04/2025	$13,951	$11,731
05/2025	$14,048	$11,647
06/2025	$14,353	$11,826
07/2025	$14,358	$11,795
08/2025	$14,686	$11,936
09/2025	$14,791	$12,067
10/2025	$14,821	$12,142
11/2025	$14,952	$12,217
12/2025	$15,042	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	10.62%	3.22%	4.17%	3.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 01, 2013
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,696,734,193
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 13,354,031
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018254
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class Y
Trading Symbol	NEZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$71	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,717	$10,138
02/2016	$9,676	$10,210
03/2016	$10,172	$10,303
04/2016	$10,436	$10,343
05/2016	$10,421	$10,345
06/2016	$10,590	$10,531
07/2016	$10,827	$10,598
08/2016	$10,862	$10,586
09/2016	$10,903	$10,580
10/2016	$10,810	$10,499
11/2016	$10,714	$10,250
12/2016	$10,856	$10,265
01/2017	$11,014	$10,285
02/2017	$11,215	$10,354
03/2017	$11,213	$10,349
04/2017	$11,296	$10,428
05/2017	$11,375	$10,509
06/2017	$11,502	$10,498
07/2017	$11,658	$10,543
08/2017	$11,644	$10,638
09/2017	$11,691	$10,587
10/2017	$11,602	$10,593
11/2017	$11,638	$10,580
12/2017	$11,670	$10,628
01/2018	$11,853	$10,506
02/2018	$11,758	$10,406
03/2018	$11,741	$10,473
04/2018	$11,626	$10,395
05/2018	$11,579	$10,469
06/2018	$11,614	$10,456
07/2018	$11,769	$10,459
08/2018	$11,779	$10,526
09/2018	$11,885	$10,458
10/2018	$11,568	$10,376
11/2018	$11,534	$10,438
12/2018	$11,356	$10,630
01/2019	$11,710	$10,742
02/2019	$11,827	$10,736
03/2019	$11,894	$10,942
04/2019	$11,970	$10,945
05/2019	$11,892	$11,139
06/2019	$12,147	$11,279
07/2019	$12,140	$11,304
08/2019	$12,188	$11,597
09/2019	$12,268	$11,535
10/2019	$12,387	$11,570
11/2019	$12,279	$11,564
12/2019	$12,611	$11,556
01/2020	$12,603	$11,778
02/2020	$12,359	$11,990
03/2020	$11,061	$11,920
04/2020	$11,296	$12,132
05/2020	$11,636	$12,188
06/2020	$11,770	$12,265
07/2020	$12,166	$12,448
08/2020	$12,253	$12,348
09/2020	$12,128	$12,341
10/2020	$12,031	$12,286
11/2020	$12,619	$12,406
12/2020	$12,788	$12,424
01/2021	$12,730	$12,334
02/2021	$12,698	$12,156
03/2021	$12,767	$12,005
04/2021	$12,956	$12,099
05/2021	$13,032	$12,139
06/2021	$13,247	$12,224
07/2021	$13,323	$12,361
08/2021	$13,389	$12,337
09/2021	$13,261	$12,231
10/2021	$13,309	$12,227
11/2021	$13,100	$12,263
12/2021	$13,315	$12,232
01/2022	$12,960	$11,968
02/2022	$12,747	$11,835
03/2022	$12,638	$11,506
04/2022	$12,142	$11,069
05/2022	$12,129	$11,141
06/2022	$11,522	$10,966
07/2022	$11,942	$11,234
08/2022	$11,762	$10,917
09/2022	$11,271	$10,445
10/2022	$11,302	$10,310
11/2022	$11,676	$10,689
12/2022	$11,637	$10,641
01/2023	$12,140	$10,968
02/2023	$11,840	$10,684
03/2023	$11,964	$10,956
04/2023	$11,982	$11,022
05/2023	$11,764	$10,902
06/2023	$11,914	$10,863
07/2023	$12,058	$10,856
08/2023	$11,982	$10,786
09/2023	$11,702	$10,512
10/2023	$11,387	$10,346
11/2023	$11,986	$10,815
12/2023	$12,603	$11,229
01/2024	$12,615	$11,198
02/2024	$12,552	$11,040
03/2024	$12,740	$11,142
04/2024	$12,403	$10,860
05/2024	$12,649	$11,044
06/2024	$12,762	$11,149
07/2024	$13,069	$11,409
08/2024	$13,355	$11,573
09/2024	$13,720	$11,728
10/2024	$13,510	$11,437
11/2024	$13,715	$11,558
12/2024	$13,515	$11,369
01/2025	$13,704	$11,430
02/2025	$13,889	$11,681
03/2025	$13,807	$11,685
04/2025	$13,851	$11,731
05/2025	$13,959	$11,647
06/2025	$14,261	$11,826
07/2025	$14,265	$11,795
08/2025	$14,580	$11,936
09/2025	$14,683	$12,067
10/2025	$14,713	$12,142
11/2025	$14,842	$12,217
12/2025	$14,943	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class Y	10.56%	3.16%	4.10%	6.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Sep. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,696,734,193
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 13,354,031
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000082999
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Admin Class
Trading Symbol	NEZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$123	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•Our exposure to equities was a meaningful contributor to performance.

•High-yield corporate credit selection was another source of strength, led by names in communications.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,713	$10,138
02/2016	$9,669	$10,210
03/2016	$10,162	$10,303
04/2016	$10,422	$10,343
05/2016	$10,402	$10,345
06/2016	$10,559	$10,531
07/2016	$10,799	$10,598
08/2016	$10,823	$10,586
09/2016	$10,859	$10,580
10/2016	$10,769	$10,499
11/2016	$10,668	$10,250
12/2016	$10,806	$10,265
01/2017	$10,959	$10,285
02/2017	$11,156	$10,354
03/2017	$11,149	$10,349
04/2017	$11,228	$10,428
05/2017	$11,301	$10,509
06/2017	$11,415	$10,498
07/2017	$11,566	$10,543
08/2017	$11,555	$10,638
09/2017	$11,597	$10,587
10/2017	$11,496	$10,593
11/2017	$11,526	$10,580
12/2017	$11,553	$10,628
01/2018	$11,730	$10,506
02/2018	$11,639	$10,406
03/2018	$11,617	$10,473
04/2018	$11,498	$10,395
05/2018	$11,447	$10,469
06/2018	$11,477	$10,456
07/2018	$11,617	$10,459
08/2018	$11,630	$10,526
09/2018	$11,723	$10,458
10/2018	$11,411	$10,376
11/2018	$11,365	$10,438
12/2018	$11,192	$10,630
01/2019	$11,529	$10,742
02/2019	$11,648	$10,736
03/2019	$11,710	$10,942
04/2019	$11,780	$10,945
05/2019	$11,698	$11,139
06/2019	$11,945	$11,279
07/2019	$11,932	$11,304
08/2019	$11,975	$11,597
09/2019	$12,049	$11,535
10/2019	$12,152	$11,570
11/2019	$12,050	$11,564
12/2019	$12,370	$11,556
01/2020	$12,358	$11,778
02/2020	$12,104	$11,990
03/2020	$10,833	$11,920
04/2020	$11,059	$12,132
05/2020	$11,388	$12,188
06/2020	$11,515	$12,265
07/2020	$11,898	$12,448
08/2020	$11,978	$12,348
09/2020	$11,851	$12,341
10/2020	$11,751	$12,286
11/2020	$12,313	$12,406
12/2020	$12,472	$12,424
01/2021	$12,410	$12,334
02/2021	$12,384	$12,156
03/2021	$12,445	$12,005
04/2021	$12,616	$12,099
05/2021	$12,693	$12,139
06/2021	$12,889	$12,224
07/2021	$12,957	$12,361
08/2021	$13,016	$12,337
09/2021	$12,886	$12,231
10/2021	$12,928	$12,227
11/2021	$12,727	$12,263
12/2021	$12,931	$12,232
01/2022	$12,572	$11,968
02/2022	$12,369	$11,835
03/2022	$12,258	$11,506
04/2022	$11,771	$11,069
05/2022	$11,753	$11,141
06/2022	$11,158	$10,966
07/2022	$11,561	$11,234
08/2022	$11,382	$10,917
09/2022	$10,910	$10,445
10/2022	$10,936	$10,310
11/2022	$11,283	$10,689
12/2022	$11,241	$10,641
01/2023	$11,724	$10,968
02/2023	$11,429	$10,684
03/2023	$11,544	$10,956
04/2023	$11,556	$11,022
05/2023	$11,341	$10,902
06/2023	$11,481	$10,863
07/2023	$11,615	$10,856
08/2023	$11,536	$10,786
09/2023	$11,262	$10,512
10/2023	$10,963	$10,346
11/2023	$11,526	$10,815
12/2023	$12,116	$11,229
01/2024	$12,122	$11,198
02/2024	$12,057	$11,040
03/2024	$12,233	$11,142
04/2024	$11,903	$10,860
05/2024	$12,135	$11,044
06/2024	$12,228	$11,149
07/2024	$12,518	$11,409
08/2024	$12,798	$11,573
09/2024	$13,144	$11,728
10/2024	$12,926	$11,437
11/2024	$13,127	$11,558
12/2024	$12,930	$11,369
01/2025	$13,095	$11,430
02/2025	$13,267	$11,681
03/2025	$13,195	$11,685
04/2025	$13,231	$11,731
05/2025	$13,317	$11,647
06/2025	$13,601	$11,826
07/2025	$13,600	$11,795
08/2025	$13,895	$11,936
09/2025	$13,999	$12,067
10/2025	$14,021	$12,142
11/2025	$14,127	$12,217
12/2025	$14,216	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/10
Admin Class	9.95%	2.65%	3.58%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 01, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,696,734,193
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 13,354,031
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,696,734,193
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$13,354,031

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	52.9%
ABS Other	3.9%
Equity-Linked Notes	5.2%
Cable Satellite	6.6%
Sovereigns	7.1%
Technology	8.5%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	10.0
Not ratedFootnote Reference^	20.5
CCC	3.6
B	13.5
BB	19.7
BBB	26.1
A	3.9
AA	1.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.